Borrowings - Securities Covenants and Guarantees (Details) - October 2015 Facility $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Borrowings
Minimum percentage of market value of any additional security provided to the lenders for the first two years on the outstanding amount	115.00%
Minimum percentage of market value of any additional security provided to the lenders after the first two years on the outstanding amount	120.00%
GasLog consolidated
Borrowings
Minimum amount of net working capital (excluding the current portion of long-term debt)	$ 0
Maximum percentage of total indebtedness to total assets	75.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12 month basis	110.00%
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness	3.00%
Minimum amount of unencumbered cash and cash equivalents	$ 50,000
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness, to pay dividends	4.00%
Minimum market value adjusted net worth	$ 350,000